UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
___            Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period  ______________ to ______________.
Date of Report (Date of earliest event reported): ______________
Commission File Number of securitizer:                  ______________

Central Index Key Number of securitizer:             ______________

________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]
_X_            Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: ____________
Central Index Key Number of sponsor: 0001788802

                      Pawnee Equipment Receivables (Series 2020-1) LLC
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):  0001823484
Central Index Key Number of underwriter (if applicable): ____________

                      Mike Prenzlow, (970) 494-4011
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

Attached as Exhibit 99.1 hereto is an independent accountants’ report on applying agreed-upon procedures, dated September 11, 2020 of Deloitte & Touche LLP, obtained by the securitizer, which report sets forth the findings and conclusions, as applicable, of Deloitte & Touche LLP with respect to certain agreed-upon procedures performed by Deloitte & Touche LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Dated: September 14, 2020
PAWNEE LEASING CORPORATION (Securitizer)

By: /s/ Mike Prenzlow
Name: Mike Prenzlow Title: Chief Financial Officer

EXHIBIT INDEX
Exhibit Number

99.1	Deloitte & Touche LLP Independent Accountants’ Report on Applying Agreed-Upon Procedures